Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Options outstanding (in shares)	200	300	900
Average number of outstanding awards of unvested shares (in shares)	900	900	900
Net income	$ 177,075	$ 195,184	$ 153,252
Basic Earnings Per Share
Basic Earnings Per Share (in dollars per share)	$ 3.33	$ 3.55	$ 2.82
Diluted Earnings Per Share
Diluted Earnings Per Share (in dollars per share)	$ 3.30	$ 3.50	$ 2.76
Common shares
Basic Earnings Per Share
Weighted average number of common shares issued (in shares)	54,338	55,159	54,296
Weighted average number of common shares held as treasury stock (in shares)	(1,166)	(213)	0
Weighted average number of participating shares (in shares)	53,172	54,946	54,296
Basic Earnings Per Share (in dollars per share)	$ 3.33	$ 3.55	$ 2.82
Diluted Earnings Per Share
Weighted average number of common shares (in shares)	53,172	54,946	54,296
Net dilution impact related to options to purchase common shares (in shares)	118	223	561
Net dilution impact related to awards of unvested common shares (in shares)	369	576	594
Weighted average number of diluted common shares (in shares)	53,659	55,745	55,451
Diluted Earnings Per Share (in dollars per share)	$ 3.30	$ 3.50	$ 2.76